UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 5/31/14

Item 1.  Reports to Stockholders.

North Star Opportunity Fund

Class I Shares (Symbol: NSOIX)

Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund

Class I Shares (Symbol: NSMVX)

North Star Dividend Fund

Class I Shares (Symbol: NSDVX)

Semi-Annual Report

May 31, 2014

www.nsinvestfunds.com

Investor Information: 1-312-580-0900

Distributed by Northern Lights Distributors, LLC

Member FINRA

North Star: 2014 Semi-Annual Mutual Fund Letter

The North Star Mutual Fund Family consists of three funds; The North Star Opportunity Fund, the North Star Micro Cap Fund, and the North Star Dividend Fund.  All three funds share the objective of producing   long-term capital appreciation by investing primarily in the common stocks of publicly traded companies that are trading at attractive enterprise values relative to their free cash flow:

•

The North Star Opportunity Fund’s range of investments may include smaller, underfollowed companies to the largest multinational organizations as well as fixed income securities. The result is a diversified Micro to Macro portfolio of stocks and fixed income securities structured to offer a relatively high yield with relatively low volatility.

•

The North Star Micro Cap Fund invests in the common stocks of misunderstood or underfollowed companies with under $500 million capitalizations.

•

 The North Star Dividend Fund’s primary objective is to generate monthly income. The Fund seeks to achieve its objectives by investing in a diversified portfolio of common stocks of companies with under $ 1 billion market capitalization which offer attractive dividend yields.

An extraordinarily harsh winter created a stiff headwind for the U.S. economy in the first half of 2014. As a result, GDP was -2.9% and corporate profits dipped about 2% in the first quarter.  Nevertheless large cap equities fared reasonably well with the S&P 500 returning 7.62% during the 6 month period ending May 31, 2014. Small cap stocks were out of favor, returning -0.10% during the same time period. The big surprise came from the fixed income market where the yield on the Ten Year Treasury declined from 2.74% to 2.46% despite the onset of the Federal Reserve’s “tapering” of bond purchases.

The Funds’ results for the six month period ending May 31, 2014 are detailed below.

On June 25th, we filed a prospectus for a fourth Fund – the North Star Bond Fund. The primary investment objective of the North Star Bond Fund is to generate income, with preservation of capital as a secondary objective.  Employing our “Micro to Macro®” style of investing, the Fund will generally focus on bonds issued by companies with equity market capitalizations of less than $2.5 billion, but the Fund has broad discretion to invest in bonds issued by companies of any size. We hope to launch the Fund later in the year.

We thank you for your investment in the North Star Funds.

4275-NLD-8/7/2014

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For current performance information, please visit www.nsinvestfunds.com or call 1-312-580-0900. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606

312.580.0900 PHONE • 312.580.0901 FAX

North Star Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2014

The Fund’s performance figures for the six months ending May 31, 2014, compared to its benchmark:

					Inception* –	Inception** –
	Six Months	One Year	Three Year	Five Year	May 31, 2014	May 31, 2014
North Star Opportunity Fund – Class A	3.00%	15.63%	N/A	N/A	18.30%	N/A
North Star Opportunity Fund – Class A with load	(2.63)%	9.35%	N/A	N/A	15.49%	N/A
North Star Opportunity Fund – Class I (a)	3.00%	15.63%	12.92%	16.32%	N/A	5.86%
S&P 500 Total Return Index	7.62%	20.45%	15.15%	18.40%	23.14%	6.47%

* Inception date is December 15, 2011.

** Inception date is December 31, 2006.

(a) The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).  If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. The total operating expense ratios (including indirect expenses), as stated in the Fund’s Prospectus dated March 31, 2014, are 1.74% and 1.49% for Class A and Class I shares, respectively. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

     The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Banks	9.2%
Pharmaceuticals	8.6%
Telecommunications	8.5%
Household Products/Wares	6.9%
Oil & Gas	5.0%
Miscellaneous Manufacturer	4.8%
Retail	4.2%
Electric	4.1%
Software	3.9%
Electrical Components & Equipment	3.8%
Other Industries	37.3%
Other Assets Net of Liabilities	3.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

North Star Micro Cap Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2014

The Fund’s performance figures for the six months ending May 31, 2014, compared to its benchmark:

						Inception* –
	Six Months	One Year	Three Year	Five Year	Ten Year	May 31, 2014
North Star Micro Cap Fund – Class I (a)	1.60%	24.03%	16.00%	20.64%	9.49%	11.86%
Russell 2000 Total Return Index	(0.10)%	16.79%	11.73%	19.32%	8.59%	7.37%

* Inception date is December 31, 1997.

 (a) The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the North Star Micro Cap Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Micro Cap Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated March 31, 2014, is 1.52% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses.  For performance information current to the most recent month-end, please call 1-312-580-0900.

     The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Commercial Services	15.0%
Retail	6.6%
Household Products/Wares	5.7%
Apparel	5.0%
Environmental Control	4.9%
Electronics	4.7%
Chemicals	4.6%
Software	4.6%
Toys/Games/Hobbies	4.2%
Leisure Time	4.0%
Other Industries	32.3%
Other Assets Net of Liabilities	8.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

North Star Dividend Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2014

The Fund’s performance figures for the six months ending May 31, 2014, compared to its benchmark:

				Inception* –
	Six Months	One Year	Three Year	May 31, 2014
North Star Dividend Fund – Class I (a)	3.21%	19.62%	13.27%	16.56%
Russell 2000 Total Return Index	(0.10)%	16.79%	11.73%	17.02%

* Inception date is February 1, 2010.

 (a) The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Dividend Fund, and had substantially similar investment objectives and strategies to those of the North Star Dividend Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Dividend Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated March 31, 2014, is 1.69% for Class I shares. The investment return and principal value of an investment will fluctuate.  An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

 The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
REITS	10.4%
Commercial Services	7.4%
Retail	6.2%
Water	5.2%
Media	4.7%
Apparel	4.6%
Electric	4.4%
Gas	4.0%
Software	3.6%
Leisure Time	3.5%
Other Industries	34.3%
Other Assets Net of Liabilities	11.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014
Shares		Value

	COMMON STOCK - 86.0%
	AUTO MANUFACTURERS - 2.0%
84,000	Ford Motor Co.	$ 1,380,960

	BANKS - 8.1%
30,000	Citigroup, Inc.	1,427,100
15,500	Comerica, Inc.	743,535
57,000	KeyCorp	780,330
16,500	PNC Financial Services Group, Inc.	1,406,955
32,000	US Bancorp	1,350,080
		5,708,000
	CHEMICALS - 2.6%
51,000	Potash Corp. of Saskatchewan, Inc.	1,852,320

	COMMERCIAL SERVICES - 1.7%
307,318	Professional Diversity Network *	1,166,272

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
150,000	Janus Capital Group, Inc.	1,752,000

	ELECTRIC - 4.1%
27,000	American Electric Power Co., Inc.	1,440,450
46,000	Avista Corp.	1,440,260
		2,880,710
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.8%
300,000	Orion Energy Systems, Inc. *	1,320,000
155,000	Pioneer Power Solutions, Inc. *	1,348,500
		2,668,500
	ENTERTAINMENT - 1.6%
91,000	International Game Technology	1,142,050

	FOOD - 1.9%
30,000	Campbell Soup Co.	1,377,000

	HEALTHCARE-SERVICES - 2.3%
38,000	Molina Healthcare, Inc. *	1,637,420

	HOUSEHOLD PRODUCTS/WARES - 4.9%
117,503	Acme United Corp.	1,916,474
42,000	SodaStream International Ltd. *	1,568,700
		3,485,174
	MEDIA - 2.5%
23,000	Gannett Co., Inc.	639,170
100,000	World Wrestling Entertainment, Inc. - Cl. A	1,128,000
		1,767,170

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
Shares		Value

	MINING - 2.6%
55,000	Freeport-McMoRan Copper & Gold, Inc.	$ 1,872,750

	MISCELLANEOUS MANUFACTURER - 4.8%
62,000	FreightCar America, Inc.	1,594,020
68,000	General Electric Co.	1,821,720
		3,415,740
	OIL & GAS - 5.0%
18,500	ConocoPhillips	1,478,890
41,000	Murphy USA, Inc. *	2,086,080
		3,564,970
	OIL & GAS SERVICES - 2.0%
17,000	National Oilwell Varco, Inc.	1,391,790

	PHARMACEUTICALS - 8.6%
26,000	Abbott Laboratories	1,040,260
17,000	Johnson & Johnson	1,724,820
51,000	Pfizer, Inc.	1,511,130
59,000	Zoetis, Inc. - Cl. A	1,811,300
		6,087,510
	REITS - 2.2%
49,000	Weyerhaeuser Co.	1,539,580

	RETAIL - 4.2%
16,000	Lululemon Athletica, Inc. *	714,080
160,000	Roundy's, Inc.	859,200
175,000	Wendy's Co.	1,435,000
		3,008,280
	SEMICONDUCTORS - 2.5%
66,000	Intel Corp.	1,803,120

	SOFTWARE - 3.9%
145,000	American Software, Inc.	1,393,450
34,000	Paychex, Inc.	1,397,740
		2,791,190
	TELECOMMUNICATIONS - 8.5%
198,714	Alteva	1,420,805
62,000	Consolidated Communications Holdings, Inc.	1,266,040
62,000	Corning, Inc.	1,320,600
50,000	NTELOS Holdings Corp.	626,500
44,000	Singapore Telecommunications Ltd.	1,368,180
		6,002,125
	TOYS/GAMES/HOBBIES - 1.7%
175,000	LeapFrog Enterprises, Inc. - Cl. A *	1,212,750

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
Shares				Value

	TRANSPORTATION - 2.0%
49,000	CSX Corp.			$ 1,440,600

	TOTAL COMMON STOCK (Cost - $53,148,117)			60,947,981

	PREFERRED STOCK - 3.7%
	INSURANCE - 0.9%
6,250	Principal Financial Group, Inc., 5.56%			646,563

	INVESTMENT COMPANIES - 1.0%
27,000	Saratoga Investment Corp., 7.50%			684,450

	REITS - 1.0%
28,000	Campus Crest Communities, Inc., 8.00%			728,000

	TRUCKING & LEASING - 0.8%
5,370	General Finance Corp., 9.00%			581,302

	TOTAL PREFERRED STOCK (Cost - $2,529,956)			2,640,315

Par Value		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 5.9%
	BANKS - 1.1%
$725,000	Citigroup, Inc. **	5.9500	12/29/2049	731,343

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
400,000	Jefferies Group LLC	8.5000	7/15/2019	500,381

	FOOD - 1.2%
800,000	Roundy's Supermarkets, Inc. ^	10.2500	12/15/2020	848,000

	HEALTHCARE-SERVICES - 0.9%
625,000	DaVita HealthCare Partners, Inc.	6.3750	11/1/2018	657,031

	HOUSEHOLD PRODUCTS/WARES - 2.0%
675,000	ACCO Brands Corp.	6.7500	4/30/2020	709,594
680,000	Central Garden and Pet Co.	8.2500	3/1/2018	698,700
				1,408,294

	TOTAL CORPORATE BONDS (Cost - $4,034,383)			4,145,049

	CONVERTIBLE BONDS- 0.7%
	MINING - 0.7%
775,000	Molycorp, Inc.	6.0000	9/1/2017
	TOTAL CONVERTIBLE BONDS (Cost - $662,475)			496,000

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
Shares		Value
SHORT-TERM INVESTMENTS - 3.5%
2,483,459	Reich & Tang Daily Income Fund- Money Market Portfolio, 0.00% (Cost - $2,483,459) ***	$ 2,483,459

TOTAL INVESTMENTS - 99.8% (Cost - $62,858,390) (a)		$ 70,712,804
OTHER ASSETS LESS LIABILITIES - 0.2%		180,334
NET ASSETS - 100.0%		$ 70,893,138

* Non-income producing security.
** Variable rate security - interest rate subject to periodic change.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities amounted to $848,000 and 1.2% of net assets.
*** Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,637,238 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 9,930,215
	Unrealized depreciation:	(1,854,649)
	Net unrealized appreciation:	$ 8,075,566

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014
Shares		Value

	COMMON STOCK - 91.6%
	APPAREL - 5.0%
119,100	Cherokee, Inc.	$ 1,600,704
101,000	Perry Ellis International, Inc. *	1,709,930
		3,310,634
	AUTO PARTS & EQUIPMENT - 2.3%
30,225	Miller Industries Inc.	613,870
193,608	Spartan Motors Inc.	956,423
		1,570,293
	BEVERAGES - 2.4%
30,000	National Beverage Corp. *	555,600
18,500	Truett-Hurst, Inc. - Cl. A * #	93,055
200,000	Truett-Hurst, Inc. - Cl. A * # ^ ~	918,000
		1,566,655
	BUILDING MATERIALS - 2.5%
211,700	LSI Industries, Inc.	1,680,898

	CHEMICALS - 4.6%
40,225	Detrex Corp.	1,377,706
140,100	Landec Corp. *	1,682,601
		3,060,307
	COMMERCIAL SERVICES - 15.0%
217,000	ARC Document Solutions, Inc. *	1,345,400
101,900	Electro Rent Corp.	1,645,685
132,500	Great Lakes Dredge & Dock Corp. *	1,009,650
61,000	Medifast, Inc. *	1,917,230
425,000	Pendrell Corp. *	684,250
49,600	Perceptron, Inc.	565,936
188,027	Professional Diversity Network *	713,562
41,000	SP Plus Corp. *	972,520
260,325	Universal Security Instruments, Inc. * #	1,122,261
		9,976,494
	COSMETICS/PERSONAL CARE - 0.3%
72,950	CCA Industries, Inc.	231,981

	DISTRIBUTION/WHOLESALE - 2.2%
231,100	EnviroStar, Inc.	570,817
75,575	Houston Wire & Cable Co.	895,564
		1,466,381

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
Shares		Value

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
165,000	Cowen Group, Inc. *	$ 681,450
58,050	HF2 Financial Management, Inc. - Cl. A *	607,784
		1,289,234
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.3%
345,000	Orion Energy Systems, Inc. *	1,518,000
79,000	Pioneer Power Solutions, Inc. *	687,300
		2,205,300
	ELECTRONICS - 4.7%
132,378	Allied Motion Technologies, Inc.	1,923,452
42,000	Sparton Corp. *	1,236,480
		3,159,932
	ENVIRONMENTAL CONTROL - 4.9%
92,914	Ecology and Environment, Inc.	1,022,983
100,900	Heritage-Crystal Clean, Inc. *	1,684,021
145,533	Sharps Compliance Corp. *	571,945
		3,278,949
	FOOD - 0.9%
19,825	Seneca Foods Corp. *	605,059

	HAND/MACHINE TOOLS - 2.9%
53,378	LS Starrett Co.	818,818
55,656	QEP Co., Inc. *	1,085,292
		1,904,110
	HOME FURNISHINGS - 1.0%
89,460	Skullcandy, Inc. *	662,899

	HOUSEHOLD PRODUCTS/WARES - 5.7%
134,575	Acme United Corp.	2,194,918
205,201	Central Garden and Pet Co. *	1,612,880
		3,807,798
	LEISURE TIME - 4.0%
48,254	Bowl America, Inc.	721,397
76,900	Johnson Outdoors, Inc. - Cl. A	1,918,655
		2,640,052
	MACHINERY-DIVERSIFIED - 2.4%
18,000	Alamo Group, Inc.	933,120
65,844	Gencor Industries, Inc. *	669,634
		1,602,754
	MEDIA - 3.3%
187,000	AH Belo Corp.	2,202,860

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
Shares		Value

	METAL FABRICATE/HARDWARE - 2.3%
98,825	Eastern Co.	$ 1,530,799

	MINING - 0.9%
9,600	United States Lime & Minerals, Inc.	615,264

	OIL & GAS SERVICES - 1.8%
396,300	Enservco Corp. *	1,184,937

	REITS - 1.1%
36,350	Terreno Realty Corp.	705,190

	RETAIL - 6.6%
215,000	Denny's Corp. *	1,397,500
344,570	Dover Saddlery, Inc. * #	1,781,427
115,000	Jamba, Inc. *	1,231,650
		4,410,577
	SOFTWARE - 4.6%
160,600	American Software, Inc.	1,543,366
157,000	Rosetta Stone, Inc. *	1,544,880
		3,088,246
	TELECOMMUNICATIONS - 0.8%
79,500	Alteva	568,425

	TOYS/GAMES/HOBBIES - 4.2%
132,000	LeapFrog Enterprises, Inc. - Cl. A *	914,760
225,946	Ohio Art Co. #	1,871,963
		2,786,723

	TOTAL COMMON STOCK (Cost - $55,488,317)	61,112,751

	SHORT-TERM INVESTMENTS - 7.5%
	MONEY MARKET FUND - 7.5%
4,976,189	Dreyfus Treasury & Agency Cash Management Fund, 0.00% ** (Cost - $4,976,189)	4,976,189

	TOTAL INVESTMENTS - 99.1% (Cost - $60,464,506) (a)	$ 66,088,940
	OTHER ASSETS LESS LIABILITIES - 0.9%	609,456
	NET ASSETS - 100.0%	$ 66,698,396

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

* Non-income producing security.
# Affiliated issuer. (See Note 6)
^ Restricted security. Security exempt from registration under Rule 144A of Securities Act of 1933. The security may be resold in transactions exempt from registration to qualified institutional buyers. The Advisor or trustees have determinded the security to be illiquid. At May 31, 2014, the security amounted to 1.4 % of net assets. (See Note 7)
~ The value of this security has been determined in good faith under the policies of the Board of Trustees.
** Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $54,769,642 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 13,965,282
	Unrealized depreciation:	(2,645,984)
	Net unrealized appreciation:	$ 11,319,298

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014
Shares		Value

	COMMON STOCK - 88.4%
	ADVERTISING - 0.9%
60,000	Harte-Hanks, Inc.	$ 426,600

	APPAREL - 4.6%
13,776	Cherokee, Inc.	185,149
28,450	RG Barry Corp.	537,136
46,400	Rocky Brands, Inc.	664,912
44,250	Superior Uniform Group, Inc.	685,875
		2,073,072
	AUTO PARTS & EQUIPMENT - 2.6%
68,475	Douglas Dynamics, Inc.	1,196,258

	BUILDING MATERIALS - 2.2%
127,700	LSI Industries, Inc.	1,013,938

	CHEMICALS - 1.0%
13,325	Detrex Corp.	456,381

	COMMERCIAL SERVICES - 7.4%
89,725	Electro Rent Corp.	1,449,059
43,425	Healthcare Services Group, Inc.	1,292,328
13,325	Landauer, Inc.	631,339
		3,372,726
	COMPUTERS - 1.3%
42,759	Astro-Med, Inc.	611,026

	COSMETICS/PERSONAL CARE - 0.7%
100,000	CCA Industries, Inc.	318,000

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
18,350	Westwood Holdings Group, Inc.	1,078,246

	ELECTRIC - 4.4%
17,700	Empire District Electric Co.	424,977
24,937	MGE Energy, Inc.	936,135
19,550	Unitil Corp.	654,534
		2,015,646
	ELECTRONICS - 1.0%
64,990	Electro Scientific Industries, Inc.	473,777

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
Shares		Value

	ENTERTAINMENT - 0.8%
19,250	Speedway Motorsports, Inc.	$ 355,163

	ENVIRONMENTAL CONTROL - 1.3%
53,000	Ecology and Environment, Inc.	583,530

	FOOD - 2.3%
17,860	Ingles Markets, Inc.	468,289
50,420	Rocky Mountain Chocolate Factory, Inc.	585,880
		1,054,169
	FOREST PRODUCTS & PAPER - 1.1%
17,000	Orchids Paper Products Co.	512,550

	GAS - 4.0%
117,000	Gas Natural, Inc.	1,227,330
29,950	RGC Resources, Inc.	580,880
		1,808,210
	HEALTHCARE-SERVICES - 2.5%
74,500	Psychemedics Corp.	1,134,635

	HOME FURNISHINGS - 1.5%
14,376	Flexsteel Industries, Inc.	478,433
50,522	Koss Corp.	206,635
		685,068
	HOUSEHOLD PRODUCTS/WARES - 2.0%
56,450	Acme United Corp.	920,700

	INSURANCE - 2.6%
7,200	Kansas City Life Insurance Co.	311,040
101,450	Marketing Alliance, Inc.	510,801
35,306	National Security Group, Inc.	360,121
		1,181,962
	INVESTMENT COMPANIES - 0.9%
22,400	Golub Capital BDC, Inc.	381,248

	LEISURE TIME - 3.5%
28,099	Bowl America, Inc.	420,080
48,175	Escalade, Inc.	769,837
68,000	Town Sports International Holdings, Inc.	412,760
		1,602,677
	MEDIA - 4.7%
142,725	AH Belo Corp.	1,681,301
38,700	World Wrestling Entertainment, Inc. - Cl. A	436,536
		2,117,837

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
Shares		Value

	OFFICE FURNISHINGS - 1.6%
45,350	Kewaunee Scientific Corp.	$ 736,484

	PRIVATE EQUITY - 1.0%
31,900	Monroe Capital Corp.	444,048

	REITS - 10.4%
115,500	Campus Crest Communities, Inc.	1,024,485
88,000	Education Realty Trust, Inc.	920,480
54,550	Government Properties Income Trust	1,392,116
147,000	Monmouth Real Estate Investment Corp.	1,392,090
		4,729,171
	RETAIL - 6.2%
18,000	Destination Maternity Corp.	416,340
39,500	Einstein Noah Restaurant Group, Inc.	608,695
25,100	Frisch's Restaurants, Inc.	585,081
92,600	PetMed Express, Inc.	1,231,580
		2,841,696
	SOFTWARE - 3.6%
103,700	American Software, Inc.	996,557
105,625	Simulations Plus, Inc.	643,256
		1,639,813
	TELECOMMUNICATIONS - 3.4%
51,800	Consolidated Communications Holdings, Inc.	1,057,756
84,300	RF Industries Ltd.	470,394
		1,528,150
	TEXTILES - 1.3%
73,000	Crown Crafts, Inc.	608,820

	WATER - 5.2%
18,477	Artesian Resources Corp.	413,515
68,175	Middlesex Water Co.	1,395,542
27,975	York Water Co.	569,851
		2,378,908

	TOTAL COMMON STOCK (Cost - $36,725,127)	40,280,509

	SHORT-TERM INVESTMENTS - 11.1%
5,100,106	Dreyfus Treasury & Agency Cash Management Fund, 0.00% * (Cost - $5,100,106)	5,100,106

	TOTAL INVESTMENTS - 99.5% (Cost - $41,825,233) (a)	$ 45,380,615
	OTHER ASSETS LESS LIABILITIES - 0.5%	208,785
	NET ASSETS - 100.0%	$ 45,589,400

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
__________
* Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $39,111,929 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 7,384,263
	Unrealized depreciation:	(1,115,577)
	Net unrealized appreciation:	$ 6,268,686

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2014
Assets:	North Star Opportunity Fund		North Star Micro Cap Fund	North Star Dividend Fund
Investments in Securities at Cost	$ 62,858,390		$ 60,464,506	$ 41,825,233
Investments in Unaffiliated Securities at Value	$ 70,712,804		$ 60,302,234	$ 45,380,615
Investments in Affiliated Securities at Value	-		5,786,706	-
Dividends and Interest Receivable	225,661		324,695	319,366
Receivable for Securities Sold	63,043		481,427	16,261
Receivable for Fund Shares Sold	-		-	10,000
Prepaid Expenses and Other Assets	1,849		22,276	20,170
Total Assets	71,003,357		66,917,338	45,746,412

Liabilities:
Payable for Securities Purchased	31,008		133,131	93,683
Payable for Fund Shares Redeemed	5,000		-	-
Investment Advisory Fees Payable	53,638		53,153	36,468
Fees Payable to Other Affiliates	13,722		20,090	15,773
Accrued Expenses and Other Liabilities	6,851		12,568	11,088
Total Liabilities	110,219		218,942	157,012

Net Assets	$ 70,893,138		$ 66,698,396	$ 45,589,400

Composition of Net Assets:
At May 31,2014, Net Assets consisted of:
Paid-in-Capital	$ 59,826,002		$ 57,185,011	$ 41,221,021
Undistributed Net Investment Income	4,110		163,760	87,874
Accumulated Net Realized Gain from
Security Transactions	3,208,612		3,725,191	725,123
Net Unrealized Appreciation of Investments	7,854,414		5,624,434	3,555,382
Net Assets	$ 70,893,138		$ 66,698,396	$ 45,589,400

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 70,893,123		$ 66,698,396	$ 45,589,400
Shares of Beneficial Interest Outstanding
($0 par value, unlimited shares authorized)	5,552,399		2,360,873	2,524,252
Net Asset Value (Net Assets/Shares Outstanding),
Offering Price and Redemption Price Per Share*	$ 12.77		$ 28.25	$ 18.06
Class A Shares:
Net Assets	$ 15
Shares of Beneficial Interest Outstanding
($0 par value, unlimited shares authorized)	1
Net Asset Value (Net Assets/Shares Outstanding) and
Redemption Price Per Share*	$ 12.77	**
Maximum Offering Price Per Share
(Maximum Sales Charge of 5.75%)	$ 13.55
___________
* The Funds charge a fee of 2.00% on redemptions of shares held for less than 30 days.
** NAV does not recalculate due to rounding of shares.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2014
	North Star Opportunity Fund	North Star Micro Cap Fund	North Star Dividend Fund
Investment Income
Dividends (net of $3,268, $0, $0
foreign taxes withheld)	$ 787,213	$ 587,526	$ 1,001,893
Dividends from Affiliated Securities	-	8,878	-
Interest	128,283	278	174
Total Investment Income	915,496	596,682	1,002,067

Expenses
Investment Advisory Fees	341,362	320,450	208,395
Administrative Service Fees	22,126	34,120	23,309
Accounting Service Fees	17,938	17,272	13,760
Transfer Agent Fees	13,689	11,724	1,448
Legal Fees	13,186	9,746	6,300
Registration Fees	8,948	5,250	4,950
Audit Fee	7,439	8,748	9,265
Chief Compliance Officer Fees	7,291	6,718	3,764
Printing Expense	4,890	5,336	3,389
Custodian Fees	3,886	3,599	2,447
Trustees' Fees and Expenses	3,741	3,569	2,551
Insurance Expense	3,634	2,539	1,592
Other Expenses	7,488	3,851	10,223
Total Expenses	455,618	432,922	291,393

Net Investment Income	459,878	163,760	710,674

Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	3,242,045	3,725,372	725,279
Net Change in Unrealized Depreciation:
on Unaffiliated Investments	(1,643,607)	(2,555,824)	(54,075)
on Affiliated Investments	-	(249,308)	-
Net Realized and Unrealized Gain on Investments	1,598,438	920,240	671,204

Net Increase in Net Assets Resulting From Operations	$ 2,058,316	$ 1,084,000	$ 1,381,878

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund
	For the Six Months		For the Year
	Ended		Ended
	May 31, 2014		November 30, 2013
	(Unaudited)
Operations
Net Investment Income	$ 459,878		$ 1,152,741
Net Realized Gain on Investments	3,242,045		5,874,688
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,643,607)		7,077,535
Net Increase in Net Assets Resulting From Operations	2,058,316		14,104,964

Distributions to Shareholders From:
Net Investment Income
Class I	(461,607)		(1,158,809)
Class A	0	(a)	0	(a)
Net Realized Gains on Investments
Class I	(6,094,547)		(787,410)
Class A	0	(a)	0	(a)
Total Distributions to Shareholders	(6,556,154)		(1,946,219)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (373,836 and 819,806 shares, respectively)	4,698,565		9,718,771
Distributions Reinvested (488,173 and 156,528 shares, respectively)	6,068,146		1,809,649
Cost of Shares Redeemed (125,392 and 83,543 shares, respectively)	(1,586,154)		(1,048,363)
Redemption Fee Proceeds	26		70
Total Class I Shares	9,180,583		10,480,127

Total Increase in Net Assets	4,682,745		22,638,872

Net Assets
Beginning of Period	66,210,393		43,571,521
End of Period *	$ 70,893,138		$ 66,210,393

* Includes Undistributed Net Investment Income of:	$ 4,110		$ 5,839

(a) Less than $1.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Micro Cap Fund
	For the Six Months	For the Period
	Ended	Ended
	May 31, 2014	November 30, 2013 (a)
	(Unaudited)
Operations
Net Investment Income (Loss)	$ 163,760	$ (794)
Net Realized Gain on Investments	3,725,372	2,018,410
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,805,132)	8,429,566
Net Increase in Net Assets Resulting From Operations	1,084,000	10,447,182

Distributions to Shareholders From:
Class I Shares:
Net Realized Gains on Investments	(3,599,050)	-

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (139,524 and 2,133,238 shares, respectively)	3,868,975	52,436,476
Distributions Reinvested (120,833 and 0 shares, respectively)	3,308,411	-
Cost of Shares Redeemed (12,547 and 20,175 shares, respectively)	(355,389)	(492,209)
Total Class I Shares	6,821,997	51,944,267

Total Increase in Net Assets	4,306,947	62,391,449

Net Assets
Beginning of Period	62,391,449	-
End of Period *	$ 66,698,396	$ 62,391,449

* Includes Undistributed Net Investment Income of:	$ 163,760	$ -

(a)	The North Star Micro Cap Fund commenced operations on May 31, 2013.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Dividend Fund
	For the Six Months	For the Period
	Ended	Ended
	May 31, 2014	November 30, 2013 (a)
	(Unaudited)
Operations
Net Investment Income	$ 710,674	$ 303,445
Net Realized Gain on Investments	725,279	900,121
Net Change in Unrealized Appreciation (Depreciation) on Investments	(54,075)	3,609,457
Net Increase in Net Assets Resulting From Operations	1,381,878	4,813,023

Distributions to Shareholders From:
Class I Shares:
Net Investment Income	(622,800)	(308,210)
Net Realized Gains on Investments	(895,992)	-
Total Distributions to Shareholders	(1,518,792)	(308,210)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (330,932 and 2,108,447 shares, respectively)	5,897,848	33,845,717
Distributions Reinvested (79,925 and 16,711 shares, respectively)	1,409,686	279,558
Cost of Shares Redeemed (8,619 and 3,144 shares, respectively)	(156,722)	(54,631)
Redemption Fee Proceeds	45	-
Total Class I Shares	7,150,857	34,070,644

Total Increase in Net Assets	7,013,943	38,575,457

Net Assets
Beginning of Period	38,575,457	-
End of Period *	$ 45,589,400	$ 38,575,457

* Includes Undistributed Net Investment Income of:	$ 87,874	$ -

(a)	The North Star Dividend Fund commenced operations on May 31, 2013.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		North Star Opportunity Fund
		Class I
		For the Six Months		For the Year		For the Period
		Ended		Ended		Ended
		May 31, 2014		November 30, 2013		November 30, 2012 (a)
		(Unaudited)

Net Asset Value, Beginning of Period		$ 13.75		$ 11.11		$ 10.00
	Activity From Investment Operations:
	Net investment income (b)	0.08		0.25		0.26
	Net gain from securities
	(both realized and unrealized)	0.28		2.85	(c)	1.10	(c)
	Total from operations	0.36		3.10		1.36

	Less Distributions From:
	Net investment income	(0.08)		(0.26)		(0.25)
	Net realized gains on investments	(1.26)		(0.20)		-
	Total Distributions	(1.34)		(0.46)		(0.25)

	Redemption Fees	0.00	(d)	0.00	(d)	0.00	(d)

Net Asset Value, End of Period		$ 12.77		$ 13.75		$ 11.11

Total Return (e )		3.00%	(f)	28.73%		13.69%	(f)

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 70,893		$ 66,210		$ 43,572
	Ratio to average net assets:
	Expenses, Gross (g)	1.34%	(h)	1.46%		1.79%	(h)
	Expenses, Net of
	waiver or recapture	1.34%	(h)	1.49%		1.74%	(h)
	Net investment income	1.35%	(h)	2.06%		2.56%	(h)
	Portfolio turnover rate	25%	(f)	73%		59%	(f)
__________
(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.
(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per
	share data for the period.
(c)	The amount of net gains from securities (both realized and unrealized) per share does not accord with the amounts
	reported in the Statement of Operations due to the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(d)	Less than $0.01 per share.
(e)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and  capital gains distributions, if any.  Had the Adviser not absorbed a portion of the expenses, total returns would have been lower for the period ended November 30, 2012.

(f)	Not annualized.
(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		North Star Opportunity Fund
		Class A
		For the Six Months		For the Year		For the Period
		Ended		Ended		Ended
		May 31, 2014		November 30, 2013		November 30, 2012 (a)
		(Unaudited)

Net Asset Value, Beginning of Period		$ 13.75		$ 11.11		$ 10.00
	Activity From Investment Operations:
	Net investment income (b)	0.08		0.25		0.26
	Net gain from securities
	(both realized and unrealized)	0.28		2.85	(c)	1.10	(c)
	Total from operations	0.36		3.10		1.36

	Less Distributions From:
	Net investment income	(0.08)		(0.26)		(0.25)
	Net realized gains on investments	(1.26)		(0.20)		-
	Total Distributions	(1.34)		(0.46)		(0.25)

Net Asset Value, End of Period		$ 12.77		$ 13.75		$ 11.11

Total Return (d)		3.00%	(e)	28.73%		13.69%	(e)

Ratios/Supplemental Data
	Net assets, end of period (f)	$ 15		$ 15		$ 11
	Ratio to average net assets:
	Expenses, Gross (g)	1.59%	(h)	1.71%		2.04%	(h)
	Expenses, Net of
	waiver or recapture	1.59%	(h)	1.74%		1.99%	(h)
	Net investment income	1.10%	(h)	1.81%		2.29%	(h)
	Portfolio turnover rate	25%	(e)	73%		59%	(e)
__________
(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.
(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per
	share data for the period.
(c)

The amount of net gains from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the sales and repurchases of Fund shares  in relation to fluctuating market value of the investments of the Fund.

(d)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of the expenses, total returns would have been lower for the period ended November 30, 2012.

(e)	Not annualized.
(f)	Actual net assets not truncated.
(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the
	Adviser.
(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		North Star Micro Cap Fund
		Class I
		For the Six Months	For the Period
		Ended	Ended
		May 31, 2014	November 30, 2013 (a)
		(Unaudited)

Net Asset Value, Beginning of Period		$ 29.53	$ 24.19
	Activity From Investment Operations:
	Net investment income (loss) (b)	0.07	(0.00)	( c)
	Net gain from securities
	(both realized and unrealized)	0.35	5.34
	Total from operations	0.42	5.34

	Less Distributions From:
	Net realized gains on investments	(1.70)	-

Net Asset Value, End of Period		$ 28.25	$ 29.53

Total Return (d,e)		1.60%	22.07%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 66,698	$ 62,391
	Ratio to average net assets:
	Expenses, Gross (f)	1.35%	1.51%
	Net investment income, Gross (f)	0.51%	0.00%	(g)
	Portfolio turnover rate (e)	19%	24%
__________
(a)	The North Star Micro Cap Fund commenced operations on May 31, 2013.
(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.01 per share.
(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.
(f)	Annualized.
(g)	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		North Star Dividend Fund
		Class I
		For the Six Months		For the Period
		Ended		Ended
		May 31, 2014		November 30, 2013 (a)
		(Unaudited)

Net Asset Value, Beginning of Period		$ 18.18		$ 15.83
	Activity From Investment Operations:
	Net investment income (loss) (b)	0.30		0.16
	Net gain from securities
	(both realized and unrealized)	0.26		2.34
	Total from operations	0.56		2.50

	Less Distributions From:
	Net investment income	(0.26)		(0.15)
	Net realized gains on investments	(0.42)		-
	Total Distributions	(0.68)		(0.15)

	Redemption Fees	0.00	(c)	-

Net Asset Value, End of Period		$ 18.06		$ 18.18

Total Return (d,e)		3.21%		15.91%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 45,589		$ 38,575
	Ratio to average net assets:
	Expenses, Gross (f)	1.40%		1.68%
	Net investment income, Gross (f)	3.41%		1.88%
	Portfolio turnover rate (e)	12%		16%
__________
(a)	The North Star Dividend Fund commenced operations on May 31, 2013.
(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.01 per share.
(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014

   1.

ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund and the North Star Dividend Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies.  The investment objective of the North Star Micro Cap Fund is capital appreciation and, secondarily, to derive income from short term liquid securities, the primary investment objective of the North Star Dividend Fund is to generate dividend income and the secondary objective is to seek capital appreciation and the investment objective of the North Star Opportunity Fund is to seek long-term capital appreciation.

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations.  The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations.  The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds. The North Star Micro Cap Fund and Dividend Fund commenced operations on May 31, 2013. The North Star Opportunity Fund commenced operations on December 15, 2011.

The North Star Micro Cap Fund and the North Star Dividend Fund currently offer Class I shares.  The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Class I shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-ended investment companies are valued at net asset value.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2014 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 60,947,981	$ -	$ -	$ 60,947,981
Preferred Stock	2,640,315	-	-	2,640,315
Corporate Bonds	-	4,145,049	-	4,145,049
Convertible Bonds	-	496,000	-	496,000
Short-Term Investments	2,483,459	-	-	2,483,459
Total	$ 66,071,755	$ 4,641,049	$ -	$ 70,712,804

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 60,194,751	$ 918,000	$ -	$ 61,112,751
Short-Term Investments	4,976,189	-	-	4,976,189
Total	$ 65,170,940	$ 918,000	$ -	$ 66,088,940

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 40,280,509	$ -	$ -	$ 40,280,509
Short-Term Investments	5,100,106	-	-	5,100,106
Total	$ 45,380,615	$ -	$ -	$ 45,380,615

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the North Star Opportunity Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the 2012 through 2013 tax return.  Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2014 tax return for each Fund.  Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund may make significant investments. However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund

Income Dividends

   Capital Gains

North Star Opportunity Fund

Quarterly

   Annually

North Star Micro Cap Fund

Annually

   Annually

North Star Dividend Fund

Monthly

   Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of each Fund.  For the six months ended May 31, 2014, the Adviser earned advisory fees of:

Fund

Advisory Fee

North Star Opportunity Fund

$ 341,362

North Star Micro Cap Fund

   320,450

North Star Dividend Fund

   208,395

The Adviser has contractually agreed, at least until April 30, 2015 for the North Star Opportunity Fund, North Star Micro Cap Fund and North Star Dividend Fund, to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Funds do not exceed 1.99% and 1.74% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares and 1.74% of the North Star Dividend Fund’s average net assets for Class I shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.74% and 1.99% of the North Star Opportunity Fund’s average daily net assets attributable to Class I and Class A shares, respectively, 1.74% of the North Star Micro Cap Fund’s average daily net assets for Class I shares and 1.74% of the North Star Dividend Fund’s average daily net assets for Class I shares, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds expenses to exceed and 1.74% and 1.99% of the North Star Opportunity Fund’s average daily net assets for Class I and Class A shares, respectively, 1.74% of the North Star Micro Cap Fund’s average daily net assets for Class I shares and 1.74% of the North Star Dividend Fund’s average daily net assets for Class I shares. If Fund Operating Expenses subsequently exceed and 1.74% and 1.99% of the North Star Opportunity Fund’s Class I and Class A shares respectively, 1.74% of the North Star Micro Cap Fund’s Class I shares and 1.74% of the North Star Dividend Fund’s Class I shares  per annum of the average daily net assets, the reimbursements shall be suspended.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities.  For the six months ended May 31, 2014, the North Star Opportunity Fund Class A shares incurred $0 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares.  For the six months ended May 31, 2014, the Distributor did not receive any underwriting commissions for sales of the North Star Opportunity Fund’s Class A shares.

Pursuant to separate servicing agreements with GFS, the Funds paid GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2014 were as follows:

Fund

 Purchases

        Sales

North Star Opportunity Fund

$ 22,225,331

$ 16,212,616

North Star Micro Cap Fund

   15,394,187

   11,435,115

North Star Dividend Fund

   8,864,827

                     4,493,634

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds.  For the six months ended May 31, 2014 the redemption fees were as follows:

 Fund

   Fee

North Star Opportunity Fund

$ 26

North Star Micro Cap Fund

   -

North Star Dividend Fund

   45

6.          INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an issuer in which the Fund has ownership of at least 5% of the voting securities. Issuers which are affiliates of the North Star Micro Cap Fund at May 31, 2014, are noted in the Fund’s Portfolio of Investments.

Transactions during the period with companies which are affiliates are as follows:

Description	Value- Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain/Loss	Change in Unrealized Gain/Loss	Value - End of Period
Dover Saddlery, Inc.	$ 1,795,210	$ -	$ -	$ -	$ -	$ (13,783)	$ 1,781,427
Ohio Art Co.	1,902,060	30,935	-	8,878	-	(61,032)	1,871,963
Truett-Hurst, Inc. - Class A	-	1,093,618	-	-	-	(82,563)	1,011,055
Universal Security Instruments, Inc.	1,200,421	13,770	-	-	-	(91,930)	1,122,261

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

7.

INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of May 31, 2014, the North Star Micro Cap Fund was invested in the following restricted security:

Security	Initial Acquisition Date	Principal	Cost	Value	% of Net Assets
Truett-Hurst, Inc. - Cl. A	3/12/2014	$ 1,000,000	$ 1,000,000	$ 918,000	1.4%

8.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

			For the period ended November 30, 2013			For the period ended November 30, 2012
	Ordinary		Long-Term		Ordinary	Long-Term
Fund	Income		Capital Gains	Total	Income	Capital Gains	Total
North Star Opportunity Fund	$ 1,636,220	$ -	$ 309,999	$ 1,946,219	$ 862,997	$ -	$ 862,997
North Star Micro Cap Fund	-	-	-	-	-	-	-
North Star Dividend Fund	308,210	-	-	308,210	-	-	-

As of November 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$ 3,638,816	$ 2,461,154	$ (254,169)	$ -	$ 9,719,173	$ 15,564,974
North Star Micro Cap Fund	1,106,445	2,492,424	(5,694,864)	-	14,124,430	12,028,435
North Star Dividend Fund	957,058	67,069	(2,713,304)	(128,291)	6,322,761	4,505,293

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships.

North Star Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Fund incurred and elected to defer such foreign currency and capital losses as follows:

Post October
Fund	Losses
North Star Opportunity Fund	$ -
North Star Micro Cap Fund	-
North Star Dividend Fund	128,291

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, reclassification of fund distributions, adjustments for the tax gain/loss due to the Funds’ conversion from limited partnerships and adjustments for real estate investment trusts and partnerships, resulted in reclassification for the following Funds for the period ended November 30, 2013 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
North Star Opportunity Fund	$ (254,942)	$ (25,573)	$ 280,515
North Star Micro Cap Fund	(1,581,253)	794	1,580,459
North Star Dividend Fund	(480)	4,765	(4,285)

9.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

North Star Funds

EXPENSE EXAMPLE (Unaudited)

May 31, 2014

As a shareholder of a Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	12/1/2013	5/31/2014	12/1/13 – 5/31/14*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$1,030.00	$6.78	1.34%
Class A	$1,000.00	$1,033.20	$8.06	1.59%
North Star Micro Cap Fund
Class I	$1,000.00	$1,016.00	$6.79	1.35%
North Star Dividend Fund
Class I	$1,000.00	$1,032.10	$7.09	1.40%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds

EXPENSE EXAMPLE (Unaudited) (Continued)

May 31, 2014

	Beginning	Ending	Expenses Paid	Fund’s
Hypothetical	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	12/1/2013	5/31/2014	12/1/13 – 5/31/14*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$1,018.25	$6.74	1.34%
Class A	$1,000.00	$1,017.00	$8.00	1.59%
North Star Micro Cap Fund
Class I	$1,000.00	$1,018.20	$6.79	1.35%
North Star Dividend Fund
Class I	$1,000.00	$1,017.95	$7.04	1.40%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds

Additional Information (Unaudited)

May 31, 2014

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 24-25, 2013, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of an Investment Advisory Agreement between the Trust, on behalf of the North Star Opportunity Fund (the “Fund”) and North Star Investment Management Corporation (“North Star”) (the “Advisory Agreement”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by North Star, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.

At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the renewal of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting.  In their deliberations considering the Investment Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by North Star related to the proposed renewal of Advisory Agreement, including its ADVs, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that primarily monitors and executes the investment process.  The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representative of North Star with respect to a series of important questions, including: whether North Star was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under North Star’s compliance program.  The Board then reviewed the capitalization of North Star based on financial information provided by and representations made by North Star and concluded that North Star was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.  The Board concluded that North Star had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the North Star Agreement and that the nature, overall quality and extent of the management services to be provided by North Star to North Star Opportunity were satisfactory.

Performance.  The Board reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one year, five year and since inception periods noting the Fund has outperformed its peer group, Morningstar and benchmark categories for the periods ended September 30, 2013.  The Board concluded that the Fund’s past performance was acceptable.

North Star Funds

Additional Information (Unaudited) (Continued)

May 31, 2014

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by North Star, the Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by North Star with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for the Fund, which stated that North Star had agreed to waive or limit its management fee and/or reimburse expenses at least until April 30, 2015, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.99%, and 1.74%, of the Fund’s average net assets, for Class A and Class I shares; respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that based on North Star’s experience, expertise and services to the Fund, the advisory fee charged by North Star and expense caps were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to North Star with respect to the Fund based on profitability reports and analyses reviewed by the Board and the selected financial information of North Star provided by North Star. After review and discussion, , including discussion regarding portfolio manager expenses, the Board concluded that based on the services provided by North Star and the projected growth of the Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Fund, North Star’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term. After further discussion, the Board noted they would revisit the possibility of adding break points once the Fund reaches $250 million in assets.

Conclusion.  The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  Accordingly, having requested and received such information from North Star as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Advisory Agreement, (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Advisory Agreement is in the best interests of the Fund and its shareholders.  In considering the renewal of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Advisory Agreement was in the best interest of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

North Star Funds

Additional Information (Unaudited) (Continued)

May 31, 2014

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 22, 2013, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the North Star Dividend Fund (the “Dividend Fund”) and the North Star Micro Cap Fund (the “Micro Cap Fund,” together with the Dividend Fund, the “Funds”) and North Star Investment Management Corp. (“North Star”).

In advance of the January 22, 2013, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds.  The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, North Star’s Forms ADV, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information.  Based on their evaluation of the information provided by North Star, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Funds.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Funds and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board considered that North Star is proposing to reorganize two hedge funds, the Kuby Gottlieb Special Value Fund, L.P. (the “Micro Cap Predecessor Fund”) and the North Star Dividend Fund, L.P. (the “Dividend Predecessor Fund,” together with the Micro Cap Predecessor Fund, the “Predecessor Funds”) into the Micro Cap Fund and the Dividend Fund, respectively (the “Reorganizations.”)  North Star provided the Board with information regarding each Predecessor Fund and stated that following the Reorganizations, the investment objective and strategies of each Fund would be substantially identical to that of the corresponding Predecessor Fund. The Board reviewed materials provided by North Star relating to North Star’s proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for each Fund, including the team of individuals that would primarily monitor and execute the investment process.  The Board then discussed the extent of North Star’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered North Star’s specific responsibilities in all aspects of the day-to-day management of the Funds.  Additionally, the Board received satisfactory responses from the representatives of North Star with respect to a series of important questions, including: whether North Star is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Funds; and whether North Star has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by North Star of its practices for monitoring compliance with the Funds’ investment limitations, noting that North Star’s CCO periodically reviews the portfolio managers’ performance of their duties with respect to the Funds to ensure compliance under North Star’s compliance program.  The Board then reviewed the capitalization of North Star based on information provided by and representations made by North Star and concluded that North Star was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Funds.

The Board concluded that North Star had the ability to provide a level of service consistent with the Board’s expectations.

North Star Funds

Additional Information (Unaudited) (Continued)

May 31, 2014

Performance.   The Board considered North Star’s past performance as well as other factors relating to North Star’s track record.  Noting the proposed reorganization of the Micro Cap Predecessor Fund and the Dividend Predecessor Fund with and into the Micro Cap Fund and Dividend Fund, respectively, the Trustees then reviewed the performance of each of the Predecessor Funds, noting that performance was acceptable.  The Board concluded that North Star was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by North Star, the Board reviewed and discussed a comparison of each Fund’s management fee and overall expense ratio to a peer group of funds constructed by North Star with similar investment objectives and strategies and of a similar size. The Board also considered any fall-out benefits likely to accrue to North Star or their affiliates from their respective relationship with the Funds.  The Board reviewed the contractual arrangements for each Fund, including the proposed expense limitation agreement (“Expense Limitation Agreement”) pursuant to which North Star had agreed to waive or limit its management fee and/or reimburse expenses, and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.00%, 2.25%, and 1.75% of each Fund’s average net assets, for Class A, Class R and Class I shares, respectively, at least until March 31, 2014 and found such arrangements to be beneficial to shareholders.  With respect to each Fund, the Board noted that North Star proposed to charge an advisory fee at an annual rate of 1.00% based on the average net assets the Fund.  The Board concluded that, based on North Star’s experience and expertise, and the services to be provided by North Star to the Funds, the advisory fees to be charged by North Star were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to North Star with respect to the Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by North Star.  With respect to North Star, the Trustees concluded that based on the services provided and the projected growth of each Fund, the fees were reasonable and that anticipated profits from North Star’s relationship with the Funds were not excessive.

Economies of Scale. As to the extent to which each Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed North Star’s expectations for growth of the Funds and the current size of the Predecessor Funds.   After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from North Star as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Investment Advisory Agreement are reasonable; (b) the investment advisory fees are reasonable; and (c) the Investment Advisory Agreement is in the best interests of each Fund and its shareholders.

Subsequent Events:

At a special meeting of the Board held on March 12, 2013, the Trustees reviewed and discussed the revised Expense Limitation Agreement with amendments as proposed at the special meeting (“Amended Expense Limitation Agreement”), pursuant to which North Star had agreed to further waive or limit its management fee and/or reimburse expenses, and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.99%, 2.24% and 1.74% of each Fund’s Class A, Class R and Class I shares, respectively, at least until March 31, 2014 and found such arrangements to be beneficial to shareholders.

Privacy Policy

                                               Rev. April 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

NorthStar Holdings, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-312-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-312-580-0900.

Investment Adviser

North Star Investment Management Corp.

20 N. Wacker Drive #1416

Chicago, IL 60606

Administrator

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date

7/31/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date

7/31/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

7/31/14